FAIR VALUE	12 Months Ended
Dec. 30, 2017
FAIR VALUE
FAIR VALUE

B.FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value. Assets and liabilities measured at fair value are as follows:

	December 30, 2017			December 31, 2016
	Quoted	Prices with		Quoted	Prices with
	Prices in	Other		Prices in	Other
	Active	Observable		Active	Observable
	Markets	Inputs		Markets	Inputs
(in thousands)	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)	Total
Money market funds	$64	$3,071	$3,135	$64	$178	$242
Fixed income funds	1,182	6,974	8,156	1,676	2,592	4,268
Equity securities	10,710	—	10,710	5,609	—	5,609
Mutual funds:
Domestic stock funds	367	—	367	760	—	760
International stock funds	91	—	91	72	—	72
Target funds	270	—	270	235	—	235
Bond funds	209	—	209	201	—	201
Total mutual funds	937	—	937	1,268	—	1,268
Total	$12,893	$10,045	$22,938	$8,617	$2,770	$11,387
Assets at fair value	$12,893	$10,045	$22,938	$8,617	$2,770	$11,387

We maintain money market, mutual funds, bonds, and/or stocks in our non-qualified deferred compensation plan and our wholly owned licensed captive insurance company. These funds are valued at prices quoted in an active exchange market and are included in "Cash and Cash Equivalents", "Investments", and "Other Assets". We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

The valuations of the Level 2 assets or liabilities rely on quoted prices in markets that are not active or observable inputs over the full term of the asset or liability.

We do not maintain any Level 3 assets or liabilities that would be based on significant unobservable inputs.

During 2017, our wholly-owned captive, Ardellis Insurance Ltd. (“Ardellis”) transferred $4.1 million in fixed income securities from its Investment Account and purchased an additional $4.1 million in fixed income securities which are held in a newly formed collateral trust account in line with regulatory requirements in the State of Michigan to allow Ardellis to act as an admitted carrier in the State.  These funds are intended to safeguard the insureds of the Michigan Branch of Ardellis.  The funds are classified as “Restricted Investments”.

In accordance with our investment policy, our wholly-owned company, Ardellis Insurance Ltd. ("Ardellis"), maintains an investment portfolio, totaling $18.9 million as of December 30, 2017, consisting of mutual funds, domestic and international stocks, and fixed income bonds.

Ardellis’ available for sale investment portfolio consists of the following:

	December 30,2017			December 31,2016
		Unrealized			Unrealized
	Cost	Gain/(Loss)	Fair Value	Cost	Gain/(Loss)	Fair Value
Fixed Income	$8,170	$(14)	$8,156	$4,310	$(43)	$4,267
Equity	9,185	1,524	10,709	5,181	428	5,609
Mutual Funds	—	—	—	481	(9)	472
Total	$17,355	$1,510	$18,865	$9,972	$376	$10,348

Our Fixed Income investments consist of short, intermediate, and long term bonds, as well as fixed blend bonds. Within the fixed income investments, we maintain a specific mixture of US treasury notes, US agency mortgage backed securities, private label mortgage backed securities, and various corporate securities. Our equity investments consist of small, mid, and large cap growth and value funds, as well as international equity. The net pre-tax unrealized gain was $1.5 million. Carrying amounts above are recorded in the investments and restricted investments line items within the balance sheet as of December 30, 2017. During 2017, Ardellis reported a net realized gain of $256 thousand which was recorded in interest income on the statement of earnings.